As filed with the Securities and Exchange Commission on May 28, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT I
NVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Muzinich Credit Opportunities Fund Form N-Q 03/31/2015

Item 1. Schedule of Investments.

MUZINICH CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)

Principal
Amount †		Value
CORPORATE BONDS: 78.6%
Automotive & Auto Parts: 3.2%
	General Motors Co.
1,800,000	4.000%, 4/1/25	$1,835,800
	General Motors Financial Co., Inc.
1,375,000	4.375%, 9/25/21	1,462,092
100,000	4.000%, 1/15/25	102,193
	Schaeffler Holding Finance B.V.
EUR 100,000	6.875% Cash or 7.625% PIK, 8/15/18	112,934
		3,513,019
Banking: 4.9%
	Ally Financial, Inc.
750,000	5.500%, 2/15/17	781,875
1,000,000	6.250%, 12/1/17	1,067,500
1,000,000	8.000%, 3/15/20	1,195,000
1,000,000	8.000%, 11/1/31	1,253,750
	The Goldman Sachs Group, Inc.
1,000,000	2.600%, 4/23/20	1,011,811
		5,309,936
Broadcasting: 4.2%
	Crown Media Holdings, Inc.
1,730,000	10.500%, 7/15/19	1,859,750
	Netflix, Inc.
300,000	5.500%, 2/15/22 1	308,250
	Sirius XM Radio, Inc.
2,275,000	5.250%, 8/15/22 1	2,408,656
		4,576,656
Building Materials: 0.2%
	Masonite International Corp.
175,000	5.625%, 3/15/23 1	179,813

Cable/Satellite TV: 5.7%
	CCO Holdings LLC/CCO Holdings Capital Corp.
3,350,000	7.250%, 10/30/17	3,496,562
	CCOH Safari LLC
1,000,000	5.750%, 12/1/24	1,032,500
	Harron Communications LP/Harron Finance
1,100,000	9.125%, 4/1/20 1	1,208,625
	UPCB Finance IV Ltd.
525,000	5.375%, 1/15/25 1	525,000
		6,262,687
Chemicals: 2.3%
	Ecolab, Inc.
1,150,000	1.550%, 1/12/18	1,153,762
1,075,000	2.250%, 1/12/20	1,082,939
	W.R. Grace & Co.
300,000	5.125%, 10/1/21 1	311,250
		2,547,951

Consumer Products: 2.1%
	Jarden Corp.
1,175,000	7.500%, 5/1/17	1,301,312
	Procter & Gamble Co.
1,025,000	1.900%, 11/1/19	1,039,590
		2,340,902
Containers: 2.6%
	Crown Americas LLC/Cap Corp IV
200,000	4.500%, 1/15/23	202,750
	Graphic Packaging International
150,000	4.750%, 4/15/21	156,750
	Sealed Air Corp.
350,000	6.500%, 12/1/20 1	391,125
250,000	8.375%, 9/15/21 1	282,500
1,200,000	4.875%, 12/1/22 1	1,227,000
600,000	5.125%, 12/1/24 1	622,500
		2,882,625
Diversified Financial Services: 2.2%
	International Lease Finance Corp.
2,150,000	8.750%, 3/15/17	2,381,125

Diversified Media: 1.0%
	Belo Corp.
1,050,000	7.250%, 9/15/27	1,139,250

Energy: 8.3%
	Crestwood Midstream Partners LP
775,000	6.250%, 4/1/23 1	784,687
	El Paso Energy Corp.
3,050,000	7.750%, 1/15/32	3,772,804
	Kinder Morgan, Inc.
500,000	3.050%, 12/1/19	505,498
	MarkWest Energy Partners LP
1,150,000	4.875%, 12/1/24	1,181,510
	Plains All American Pipeline LP
600,000	3.600%, 11/1/24	603,584
	Southern Star Central Corp.
2,125,000	5.125%, 7/15/22 1	2,194,063
		9,042,146
Food & Drug Retail: 1.5%
	Walgreens Boots Alliance, Inc.
1,600,000	3.300%, 11/18/21	1,649,608

Food/Beverage/Tobacco: 2.8%
	Constellation Brands, Inc.
850,000	4.250%, 5/1/23	876,563
400,000	4.750%, 11/15/24	424,000
	Dean Foods Co.
800,000	6.500%, 3/15/23 1	806,000
	Pilgrim's Pride Corp.
900,000	5.750%, 3/15/25 1	922,500
		3,029,063

Healthcare: 15.4%
	Actavis Funding SCS
1,000,000	3.000%, 3/12/20	1,024,236
175,000	3.450%, 3/15/22	179,518
2,375,000	3.800%, 3/15/25	2,456,033
	Endo Finance LLC / Endo Finco, Inc.
1,300,000	5.375%, 1/15/23 1	1,300,000
	Endo Ltd. / Endo Finance LLC
425,000	6.000%, 2/1/25 1	439,875
	Fresenius Medical Care II
200,000	4.125%, 10/15/20 1	204,375
1,225,000	4.750%, 10/15/24 1	1,289,312
	Fresenius US Finance II
600,000	9.000%, 7/15/15 1	615,000
700,000	4.250%, 2/1/21 1	721,000
	HCA, Inc.
400,000	6.500%, 2/15/20	451,400
2,500,000	5.250%, 4/15/25	2,703,125
	HealthSouth Corp.
500,000	5.125%, 3/15/23	511,250
	Laboratory Corp. of America Holdings
1,000,000	2.625%, 2/1/20	1,007,395
	Medtronic, Inc.
1,300,000	3.500%, 3/15/25 1	1,360,722
	VPII Escrow Corp.
700,000	6.750%, 8/15/18 1	739,375
	VRX Escrow Corp.
950,000	5.875%, 5/15/23 1	976,125
850,000	6.125%, 4/15/25 1	881,875
		16,860,616
Hotels: 0.8%
	Hilton Worldwide Finance LLC
800,000	5.625%, 10/15/21	846,000
Leisure: 1.0%
	Activision Blizzard, Inc.
1,000,000	5.625%, 9/15/21 1	1,067,500

Metals/Mining: 2.0%
	Alcoa, Inc.
600,000	5.400%, 4/15/21	654,064
1,400,000	5.125%, 10/1/24	1,501,207
		2,155,271
Paper: 0.5%
	International Paper Co.
500,000	3.650%, 6/15/24	510,758

Restaurants: 1.8%
	1011778 B.C./New Red Finance
1,900,000	6.000%, 4/1/22 1	1,976,000

Super Retail: 3.0%
	Argos Merger Sub, Inc.
700,000	7.125%, 3/15/23 1	727,125

	Costco Wholesale Corp.
600,000	1.750%, 2/15/20	598,696
600,000	2.250%, 2/15/22	599,206
	Family Tree Escrow LLC
300,000	5.250%, 3/1/20 1	315,750
625,000	5.750%, 3/1/23 1	660,938
	L Brands, Inc.
400,000	6.900%, 7/15/17	442,000
		3,343,715
Technology: 3.2%
	Denali Borrower LLC
1,850,000	5.625%, 10/15/20 1	1,960,075
	Microsoft Corp.
500,000	2.375%, 2/12/22	504,081
	VeriSign, Inc.
725,000	4.625%, 5/1/23	726,812
275,000	5.250%, 4/1/25 1	281,188
		3,472,156
Telecommunications: 6.5%
	CenturyLink, Inc.
400,000	6.000%, 4/1/17	427,500
	Frontier Communications Corp.
600,000	8.250%, 4/15/17	663,750
	Sprint Communications, Inc.
1,000,000	7.000%, 8/15/20	1,020,625
	Sprint Nextel Corp.
1,600,000	6.000%, 12/1/16	1,673,400
	Telesat CANADA / Telesat LLC
2,400,000	6.000%, 5/15/17 1	2,447,400
	T-Mobile USA, Inc.
800,000	5.250%, 9/1/18	829,000
		7,061,675
Transportation Excluding Air/Rail: 0.9%
	HPHT Finance Ltd.
1,000,000	2.875%, 3/17/20	1,011,367

Utilities: 2.5%
	Indiantown Cogeneration LP
1,340,142	9.770%, 12/15/20	1,537,812
	Israel Electric Corp. Ltd.
200,000	6.700%, 2/10/17	213,500
	Mirant Mid-Atlantic Series B Pass Through Trust
75,098	9.125%, 6/30/17	79,228
	NSG Holdings LLC/NSG Holdings, Inc.
95,974	7.750%, 12/15/25 1	103,892
	TerraForm Power, Inc.
800,000	5.875%, 2/1/23 1	832,000
		2,766,432
TOTAL CORPORATE BONDS
(Cost $85,016,272)		85,926,271

BANK LOANS: 8.8%
Containers: 1.8%
	Berry Plastics Group, Inc.
1,000,000	3.500%, 2/8/20 2	998,940
	Reynolds Group Holdings, Inc.
1,000,000	4.500%, 12/1/18 2	1,005,625
		2,004,565
Healthcare: 1.4%
	Valeant Pharmaceuticals International, Inc.
360,000	3.500%, 8/5/20 2	360,609
505,000	4.000%, 3/11/22 2	507,841
655,000	4.000%, 3/11/22 2	658,684
		1,527,134
Hotels: 0.9%
	Hilton Worldwide
950,980	3.500%, 10/26/20 2	953,358

Leisure: 1.1%
	Activision Blizzard, Inc.
1,146,608	3.250%, 10/12/20 2	1,153,057

Services: 0.9%
	AECOM Technology Corp.
997,500	3.750%, 10/15/21 2	1,007,719

Super Retail: 0.9%
	Dollar Tree, Inc.
350,000	4.250%, 3/9/22 2	354,107
	Petsmart, Inc.
600,000	5.000%, 3/11/22 2	605,196
		959,303
Technology: 1.8%
	Avago Technologies, Inc.
1,000,000	3.750%, 5/6/21 2	1,003,410
	Dell, Inc.
997,475	4.500%, 4/29/20 2	1,005,490
		2,008,900
TOTAL BANK LOANS
(Cost $9,554,066)		9,614,036

SHORT-TERM INVESTMENTS: 8.2%
	United States Treasury Bills
2,000,000	0.003%, 4/2/15 3	2,000,000
2,000,000	0.008%, 4/9/15 3	1,999,994
2,000,000	0.021%, 4/16/15 3	2,000,000
3,000,000	0.000%, 4/23/15 3, 4	2,999,982
		8,999,976
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,999,992)		8,999,976

TOTAL INVESTMENTS IN SECURITIES: 95.6%
(Cost $103,570,330)		104,540,283
Other Assets in Excess of Liabilities: 4.4%		4,768,191
TOTAL NET ASSETS: 100.0%		$109,308,474

	†	In U.S. Dollars unless otherwise indicated.
EUR	-	Euro
PIK	-	Payment-in-kind - represents the security may pay interest in additional par.
	1
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At March 31, 2015 the value of these securities amounted to $31,071,496 or 28.4% of net assets.

	2	Variable rate security; rate shown is the rate in effect on March 31, 2015.
	3	Coupon represents the yield to maturity from the purchase price.
	4	Coupon is less than 0.001%.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Cost of investments			$103,601,892
Gross unrealized appreciation			1,128,460
Gross unrealized depreciation			(190,069)
Net unrealized appreciation			$938,391

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at Muzinich Credit Opportunity Fund's (the "Fund") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

SCHEDULE OF SWAP CONTRACTS at March 31, 2015 (Unaudited)
						Unrealized
Buy Protection		Receive/(Pay)	Expiration	Notional	Premiums Paid	Appreciation
Reference Entity	Counterparty	Fixed Rate	Date	Amount	(Received)	(Depreciation)
Markit CDX.NA.HY.23.B 12/19	Barclays	(5.000)%	12/20/2019	$ 5,880,000	$ (457,606)	$(32,235)
						$(32,235)

Summary of Fair Value Exposure at March 31, 2015 (Unaudited)
The Muzinich Credit Opportunities Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$-	$85,926,271	-	$85,926,271
Bank Loans	$-	9,614,036	-	9,614,036
Short-Term Investments	$-	8,999,976	-	8,999,976
Total Investments in Securities	$-	$104,540,283	$-	$104,540,283

Liabilities:
Swap Contracts	$-	$(32,235)	$-	$(32,235)

Fair values of derivative instruments as of March 31, 2015 (Unaudited)

	Asset Derivatives as of December 31, 2014		Liability Derivatives as of December 31, 2014

Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit Default Swaps	Unrealized Appreciation on Credit Default Swaps	$-	Unrealized Depreciation on Credit Default Swaps	$(32,235)
		$-		$(32,235)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

Muzinich Credit Opportunities Fund Form N-Q 03/31/2015

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date           5/20/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Elaine E. Richards
                                     Elaine E. Richards, President

Date           5/20/15

By (Signature and Title)*        /s/  Eric C. VanAndel
    Eric C. VanAndel, Treasurer

Date           5/28/15

* Print the name and title of each signing officer under his or her signature.

Muzinich Credit Opportunities Fund Form N-Q 03/31/2015